Land use right, net (Tables) - ZHEJIANG TIANLAN	12 Months Ended
Dec. 31, 2020
Schedule of land use right
	December 31,
	2020	2019
	RMB’000	RMB’000
Gross carrying amount

Land use right	7,361	7,361
Less: Accumulated amortization	(2,214)	(2,070)

Net carrying amount	5,147	5,291

Amortization expense
	Year ended December 31,
	2020	2019	2018
	RMB’000	RMB’000	RMB’000

Amortization expense	159	149	149

As of December 31, 2020, estimated future land use right amortization expense for the each of the next five years and thereafter was as follows:

Future amortization expense
RMB’000

2021	159
2022	159
2023	159
2024	159
2025	159
Thereafter	4,352

Total	5,147